UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

QS

INTERNATIONAL EQUITY FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS International Equity Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	QS International Equity Fund

Performance review

For the six months ended March 31, 2021, Class C shares of QS International Equity Fund, excluding sales charges, returned 20.92%. The Fund’s unmanaged benchmark, the MSCI EAFE Indexi, returned 20.08% for the same period. The Lipper International Multi-Cap Core Funds Category Averageii returned 20.47% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
QS International Equity Fund:
Class A	21.45%
Class A2	21.28%
Class C	20.92%
Class FI	21.41%
Class R	21.22%
Class I	21.58%
Class IS	21.61%
MSCI EAFE Index	20.08%
Lipper International Multi-Cap Core Funds Category Average	20.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.30%, 1.54%, 2.05%, 1.33%, 1.63%, 1.04% and 0.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of

QS International Equity Fund	III

Performance review (cont’d)

total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 357 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	QS International Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

QS International Equity Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	21.45%	$1,000.00	$1,214.50	1.23%	$6.79	Class A	5.00%	$1,000.00	$1,018.80	1.23%	$6.19
Class A2	21.28	1,000.00	1,212.80	1.41	7.78	Class A2	5.00	1,000.00	1,017.90	1.41	7.09
Class C	20.92	1,000.00	1,209.20	2.05	11.29	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class FI	21.41	1,000.00	1,214.10	1.29	7.12	Class FI	5.00	1,000.00	1,018.50	1.29	6.49
Class R	21.22	1,000.00	1,212.20	1.55	8.55	Class R	5.00	1,000.00	1,017.20	1.55	7.80
Class I	21.58	1,000.00	1,215.80	0.95	5.25	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	21.61	1,000.00	1,216.10	0.85	4.70	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	QS International Equity Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS International Equity Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

QS International Equity Fund

Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 5.2%
Diversified Telecommunication Services — 0.5%
Nippon Telegraph & Telephone Corp.	50,000	$1,286,852	(a)
Entertainment — 1.6%
NetEase Inc., ADR	10,000	1,032,600
Nexon Co. Ltd.	33,300	1,082,773	(a)
Nintendo Co. Ltd.	3,000	1,679,241	(a)
Total Entertainment		3,794,614
Interactive Media & Services — 0.9%
Auto Trader Group PLC	128,926	985,668	*(a)
Rightmove PLC	130,920	1,050,960	*(a)
Total Interactive Media & Services		2,036,628
Media — 0.4%
Eutelsat Communications SA	21,090	256,699	(a)
ITV PLC	420,000	695,608	*(a)
Total Media		952,307
Wireless Telecommunication Services — 1.8%
KDDI Corp.	63,201	1,941,987	(a)
SoftBank Corp.	77,800	1,012,499	(a)
SoftBank Group Corp.	5,136	435,466	(a)
Vodafone Group PLC	500,000	909,895	(a)
Total Wireless Telecommunication Services		4,299,847
Total Communication Services		12,370,248
Consumer Discretionary — 14.1%
Auto Components — 2.4%
Autoliv Inc.	8,000	738,791	*(a)
Cie Generale des Etablissements Michelin SCA	9,906	1,483,255	(a)
Continental AG	6,000	792,451	(a)
Magna International Inc.	17,315	1,524,965
NGK Spark Plug Co. Ltd.	31,900	553,632	(a)
Sumitomo Rubber Industries Ltd.	60,000	709,271	(a)
Total Auto Components		5,802,365
Automobiles — 1.5%
Daimler AG, Registered Shares	24,000	2,138,364	(a)
Toyota Motor Corp.	19,989	1,561,682	(a)
Total Automobiles		3,700,046
Distributors — 0.4%
Inchcape PLC	91,954	952,894	*(a)

See Notes to Financial Statements.

4	QS International Equity Fund 2021 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd.	25,000	$654,621	(a)
Evolution Gaming Group AB	10,000	1,472,962	(a)
Total Hotels, Restaurants & Leisure		2,127,583
Household Durables — 1.7%
Berkeley Group Holdings PLC	15,237	932,764	(a)
Rinnai Corp.	7,000	785,664	(a)
Sekisui House Ltd.	47,845	1,029,109	(a)
Sony Group Corp.	12,842	1,352,024	(a)
Total Household Durables		4,099,561
Internet & Direct Marketing Retail — 1.1%
HelloFresh SE	18,962	1,414,931	*(a)
Vipshop Holdings Ltd., ADR	38,400	1,146,624	*
Total Internet & Direct Marketing Retail		2,561,555
Leisure Products — 0.4%
Sankyo Co. Ltd.	35,000	926,835	(a)
Multiline Retail — 1.9%
B&M European Value Retail SA	125,000	909,676	(a)
Canadian Tire Corp. Ltd., Class A Shares	7,100	1,007,514
Dollarama Inc.	20,300	896,838
Next PLC	15,597	1,691,222	*(a)
Total Multiline Retail		4,505,250
Specialty Retail — 1.1%
H & M Hennes & Mauritz AB, Class B Shares	40,000	899,530	*(a)
JD Sports Fashion PLC	64,484	733,306	*(a)
Kingfisher PLC	204,963	899,566	*(a)
Total Specialty Retail		2,532,402
Textiles, Apparel & Luxury Goods — 2.7%
Hermes International	1,293	1,431,716	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,518	1,677,974	(a)
Pandora A/S	16,409	1,758,399	(a)
Puma SE	6,163	604,186	*(a)
Swatch Group AG, Registered Shares	16,000	890,227	(a)
Total Textiles, Apparel & Luxury Goods		6,362,502
Total Consumer Discretionary		33,570,993
Consumer Staples — 8.1%
Food & Staples Retailing — 2.8%
Alimentation Couche-Tard Inc., Class B Shares	20,000	644,864
Empire Co. Ltd., Class A Shares	39,100	1,219,017
George Weston Ltd.	9,000	796,944
Koninklijke Ahold Delhaize NV	61,847	1,722,689	(a)

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS International Equity Fund

Security	Shares	Value
Food & Staples Retailing — continued
Seven & i Holdings Co. Ltd.	32,800	$1,325,521	(a)
Sundrug Co. Ltd.	23,900	876,087	(a)
Total Food & Staples Retailing		6,585,122
Food Products — 3.7%
Nestle SA, Registered Shares	53,394	5,951,046	(a)
Toyo Suisan Kaisha Ltd.	15,300	642,116	(a)
Want Want China Holdings Ltd.	1,036,000	777,812	(a)
WH Group Ltd.	730,000	592,759	(a)
Yakult Honsha Co. Ltd.	14,300	725,189	(a)
Total Food Products		8,688,922
Personal Products — 0.6%
L’Oreal SA	1,300	498,286	(a)
Unilever PLC	18,000	1,004,312	(a)
Total Personal Products		1,502,598
Tobacco — 1.0%
Japan Tobacco Inc.	53,300	1,024,951	(a)
Swedish Match AB	18,873	1,473,601	(a)
Total Tobacco		2,498,552
Total Consumer Staples		19,275,194
Energy — 3.6%
Energy Equipment & Services — 0.2%
Tenaris SA	48,572	550,061	(a)
Oil, Gas & Consumable Fuels — 3.4%
BP PLC	116,397	472,242	(a)
ENEOS Holdings Inc.	244,600	1,107,807	(a)
Eni SpA	109,585	1,351,631	(a)
Lundin Energy AB	21,315	669,826	(a)
Repsol SA	97,826	1,210,565	(a)
Royal Dutch Shell PLC, Class A Shares	100,000	1,961,422	(a)
Royal Dutch Shell PLC, Class B Shares	39,759	731,288	(a)
TOTAL SE	9,708	452,138	(a)
Total Oil, Gas & Consumable Fuels		7,956,919
Total Energy		8,506,980
Financials — 18.1%
Banks — 7.8%
ABN AMRO Bank NV, CVA	70,000	849,240	*(a)
Banco Bilbao Vizcaya Argentaria SA	303,469	1,580,733	(a)
Banco Santander SA	440,000	1,495,547	*(a)
Bank Leumi Le-Israel BM	150,000	988,863	(a)
Bank of Nova Scotia	13,000	813,289

See Notes to Financial Statements.

6	QS International Equity Fund 2021 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Banks — continued
BNP Paribas SA	38,531	$2,341,147	*(a)
BOC Hong Kong Holdings Ltd.	205,000	714,913	(a)
Danske Bank A/S	36,781	689,257	(a)
DNB ASA	50,000	1,064,513	(a)
HSBC Holdings PLC	100,000	583,295	(a)
ING Groep NV	150,644	1,848,697	(a)
Lloyds Banking Group PLC	2,252,944	1,319,119	*(a)
Nordea Bank Abp	125,000	1,230,224	(a)
Resona Holdings Inc.	163,000	683,148	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	1,236,770	(a)
Swedbank AB, Class A Shares	60,000	1,056,132	(a)
Total Banks		18,494,887
Capital Markets — 1.7%
Deutsche Boerse AG	8,000	1,329,717	(a)
Nomura Holdings Inc.	173,500	917,144	(a)
Quilter PLC	380,916	839,538	(a)
UBS Group AG, Registered Shares	70,000	1,083,829	(a)
Total Capital Markets		4,170,228
Diversified Financial Services — 0.1%
M&G PLC	50,000	142,991	(a)
Insurance — 8.5%
Ageas SA/NV	21,614	1,305,656	(a)
AIA Group Ltd.	144,000	1,751,832	(a)
Allianz SE, Registered Shares	11,452	2,915,454	(a)
ASR Nederland NV	18,579	831,566	(a)
Aviva PLC	175,942	990,482	(a)
Direct Line Insurance Group PLC	222,284	959,623	(a)
Great-West Lifeco Inc.	38,900	1,035,105
Japan Post Holdings Co. Ltd.	109,900	983,059	(a)
Japan Post Insurance Co. Ltd.	42,000	866,194	(a)
Legal & General Group PLC	331,399	1,273,194	(a)
Manulife Financial Corp.	53,300	1,146,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,187	2,213,636	(a)
NN Group NV	22,149	1,081,732	(a)
SCOR SE	24,458	833,440	*(a)
Swiss Life Holding AG, Registered Shares	2,000	983,042	(a)
T&D Holdings Inc.	80,000	1,038,689	(a)
Total Insurance		20,209,118
Total Financials		43,017,224

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS International Equity Fund

Security	Shares	Value
Health Care — 9.8%
Biotechnology — 0.7%
CSL Ltd.	2,052	$413,507	(a)
Genmab A/S	2,500	821,662	*(a)
MorphoSys AG	4,500	392,192	*(a)
Total Biotechnology		1,627,361
Health Care Equipment & Supplies — 0.8%
BioMerieux	3,602	459,171	(a)
DiaSorin SpA	3,400	545,235	(a)
GN Store Nord A/S	11,673	920,084	(a)
Total Health Care Equipment & Supplies		1,924,490
Life Sciences Tools & Services — 1.1%
ICON PLC	7,915	1,554,269	*
Sartorius Stedim Biotech	2,500	1,029,588	(a)
Total Life Sciences Tools & Services		2,583,857
Pharmaceuticals — 7.2%
AstraZeneca PLC	8,495	847,120	(a)
Chugai Pharmaceutical Co. Ltd.	35,100	1,428,487	(a)
GlaxoSmithKline PLC	55,131	978,584	(a)
Hikma Pharmaceuticals PLC	29,314	919,563	(a)
Hisamitsu Pharmaceutical Co. Inc.	9,300	607,824	(a)
Novartis AG, Registered Shares	20,490	1,750,313	(a)
Novo Nordisk A/S, Class B Shares	47,674	3,219,516	(a)
Ono Pharmaceutical Co. Ltd.	30,800	806,742	(a)
Orion oyj, Class B Shares	16,772	672,638	(a)
Roche Holding AG	6,894	2,228,414	(a)
Sanofi	24,000	2,372,110	(a)
Shionogi & Co. Ltd.	22,751	1,227,197	(a)
Total Pharmaceuticals		17,058,508
Total Health Care		23,194,216
Industrials — 15.9%
Air Freight & Logistics — 0.8%
Royal Mail PLC	150,000	1,043,374	*(a)
Yamato Holdings Co. Ltd.	30,000	823,551	(a)
Total Air Freight & Logistics		1,866,925
Building Products — 0.6%
Cie de Saint-Gobain	23,535	1,389,172	*(a)
Construction & Engineering — 1.0%
China Railway Group Ltd., Class H Shares	1,377,000	729,834	(a)

See Notes to Financial Statements.

8	QS International Equity Fund 2021 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Construction & Engineering — continued
COMSYS Holdings Corp.	25,600	$790,958	(a)
Taisei Corp.	23,000	886,814	(a)
Total Construction & Engineering		2,407,606
Electrical Equipment — 0.5%
Signify NV	22,176	1,143,576	*(a)
Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd.	150,000	1,196,859	(a)
Siemens AG, Registered Shares	8,852	1,453,686	(a)
Total Industrial Conglomerates		2,650,545
Machinery — 4.2%
Aalberts NV	21,081	1,068,342	(a)
Amada Co. Ltd.	70,300	788,260	(a)
Atlas Copco AB, Class A Shares	35,161	2,140,831	(a)
CNH Industrial NV	56,384	875,740	*(a)
GEA Group AG	23,000	942,689	(a)
IMI PLC	45,000	827,711	(a)
Schindler Holding AG	2,700	793,144	(a)
Trelleborg AB, Class B Shares	25,000	635,683	*(a)
Valmet oyj	22,000	801,836	(a)
Volvo AB, Class B Shares	40,000	1,012,087	*(a)
Total Machinery		9,886,323
Marine — 1.1%
A.P. Moller - Maersk A/S, Class B Shares	600	1,396,020	(a)
Kuehne + Nagel International AG, Registered Shares	4,000	1,141,359	(a)
Total Marine		2,537,379
Professional Services — 1.3%
Adecco Group AG, Registered Shares	13,639	918,564	(a)
Bureau Veritas SA	30,474	867,527	*(a)
Randstad NV	17,581	1,236,905	(a)
Total Professional Services		3,022,996
Road & Rail — 0.3%
Aurizon Holdings Ltd.	272,765	810,527	(a)
Trading Companies & Distributors — 4.7%
AerCap Holdings NV	13,127	771,080	*
Ashtead Group PLC	23,000	1,372,367	(a)
Brenntag SE	15,000	1,280,585	(a)
Bunzl PLC	27,176	870,205	(a)
ITOCHU Corp.	63,839	2,075,457	(a)
Marubeni Corp.	162,098	1,356,581	(a)

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS International Equity Fund

Security	Shares	Value
Trading Companies & Distributors — continued
Mitsubishi Corp.	66,045	$1,874,731	(a)
Mitsui & Co. Ltd.	81,099	1,695,296	(a)
Total Trading Companies & Distributors		11,296,302
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	43,100	819,910 (a)
Total Industrials		37,831,261
Information Technology — 9.9%
Communications Equipment — 0.9%
Telefonaktiebolaget LM Ericsson, Class B Shares	161,563	2,137,119 (a)
Electronic Equipment, Instruments & Components — 0.2%
Nippon Electric Glass Co. Ltd.	19,146	445,425 (a)
IT Services — 1.4%
Atos SE	8,950	698,392	*(a)
Bechtle AG	3,870	725,704	(a)
Fujitsu Ltd.	7,600	1,103,090	(a)
Nomura Research Institute Ltd.	26,000	808,153	(a)
Total IT Services		3,335,339
Semiconductors & Semiconductor Equipment — 3.3%
ASML Holding NV	9,000	5,489,449	(a)
Tokyo Electron Ltd.	3,000	1,284,445	(a)
United Microelectronics Corp.	700,000	1,250,314	(a)
Total Semiconductors & Semiconductor Equipment		8,024,208
Software — 2.4%
Atlassian Corp. PLC, Class A Shares	5,600	1,180,256	*
Check Point Software Technologies Ltd.	12,325	1,380,030	*
Open Text Corp.	12,900	615,078
SAP SE	9,417	1,153,338	(a)
SimCorp A/S	11,038	1,366,247	(a)
Total Software		5,694,949
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	46,100	1,024,746	(a)
Lite-On Technology Corp.	497,000	1,099,106	(a)
Logitech International SA, Registered Shares	18,071	1,894,124	(a)
Total Technology Hardware, Storage & Peripherals		4,017,976
Total Information Technology		23,655,016
Materials — 8.9%
Chemicals — 2.9%
Akzo Nobel NV	11,000	1,229,286	(a)
Daicel Corp.	76,546	591,320	(a)
LANXESS AG	12,000	884,528	(a)

See Notes to Financial Statements.

10	QS International Equity Fund 2021 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Chemicals — continued
Mitsubishi Gas Chemical Co. Inc.	50,000	$1,231,961	(a)
Mitsui Chemicals Inc.	24,000	761,766	(a)
Nitto Denko Corp.	12,100	1,038,819	(a)
Sumitomo Chemical Co. Ltd.	211,600	1,096,021	(a)
Total Chemicals		6,833,701
Construction Materials — 1.7%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	726,012	(a)
HeidelbergCement AG	12,000	1,089,878	(a)
LafargeHolcim Ltd., Registered Shares	24,452	1,437,157	(a)
Taiheiyo Cement Corp.	31,300	825,744	(a)
Total Construction Materials		4,078,791
Metals & Mining — 4.3%
BHP Group PLC	44,247	1,277,469	(a)
BlueScope Steel Ltd.	67,320	993,484	(a)
Evraz PLC	140,000	1,115,919	(a)
Glencore PLC	351,614	1,377,617	*(a)
Jindal Steel & Power Ltd.	356,061	1,679,640	*(a)
Kinross Gold Corp.	81,300	541,483
Rio Tinto PLC	35,576	2,721,631	(a)
thyssenkrupp AG	48,000	640,492	*(a)
Total Metals & Mining		10,347,735
Total Materials		21,260,227
Real Estate — 2.3%
Real Estate Management & Development — 2.3%
CapitaLand Ltd.	446,500	1,251,189	(a)
China Overseas Land & Investment Ltd.	282,000	735,060	(a)
CK Asset Holdings Ltd.	173,500	1,054,632	(a)
Daito Trust Construction Co. Ltd.	7,600	884,148	(a)
Daiwa House Industry Co. Ltd.	30,000	881,527	(a)
Swire Pacific Ltd., Class A Shares	93,500	703,481	(a)
Total Real Estate		5,510,037
Utilities — 2.3%
Electric Utilities — 1.6%
Chubu Electric Power Co. Inc.	67,472	870,934	(a)
Endesa SA	57,235	1,515,778	(a)
Enel SpA	75,000	749,363	(a)
Tohoku Electric Power Co. Inc.	58,500	553,907	(a)
Total Electric Utilities		3,689,982
Gas Utilities — 0.3%
Snam SpA	150,000	832,868 (a)

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

QS International Equity Fund

Security			Shares	Value
Multi-Utilities — 0.4%
Engie SA			60,000	$851,981	*(a)
Total Utilities				5,374,831
Total Common Stocks (Cost — $193,419,908)				233,566,227
	Rate
Preferred Stocks — 0.4%
Health Care — 0.4%
Health Care Equipment & Supplies — 0.4%
Sartorius AG (Cost — $540,296)	0.710%		1,700	847,686	(a)

		Expiration Date	Rights
Rights — 0.0%††
Snam SpA (Cost — $0)		4/8/21	150,000	155	(a)
Total Investments before Short-Term Investments (Cost — $193,960,204)				234,414,068

	Rate		Shares
Short-Term Investments — 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,503,601)	0.010%		1,503,601	1,503,601
Total Investments — 99.2% (Cost — $195,463,805)				235,917,669
Other Assets in Excess of Liabilities — 0.8%				1,810,003
Total Net Assets — 100.0%				$237,727,672

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Financial Statements.

12	QS International Equity Fund 2021 Semi-Annual Report

QS International Equity Fund

Summary of Investments by Country**
Japan	22.5%
United Kingdom	10.8
Germany	8.8
Netherlands	8.1
Switzerland	8.1
France	7.1
Sweden	5.7
Canada	4.3
Denmark	4.3
Australia	3.5
China	2.5
Spain	2.5
Hong Kong	1.7
Italy	1.5
Finland	1.1
Israel	1.0
Taiwan	1.0
Ireland	1.0
United States	0.7
India	0.7
Belgium	0.6
Singapore	0.5
Russia	0.5
Norway	0.5
Jordan	0.4
Short-Term Investments	0.6
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2021 and are subject to change.

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $195,463,805)	$235,917,669
Foreign currency, at value (Cost — $316,954)	319,653
Receivable for securities sold	2,297,278
Dividends and interest receivable	1,505,704
Receivable for Fund shares sold	24,822
Other assets	185,030
Prepaid expenses	55,441
Total Assets	240,305,597

Liabilities:
Payable for Fund shares repurchased	2,090,918
Trustees’ fees payable	191,364
Investment management fee payable	146,478
Accrued foreign capital gains tax	47,453
Service and/or distribution fees payable	11,597
Accrued expenses	90,115
Total Liabilities	2,577,925
Total Net Assets	$237,727,672

Net Assets:
Par value (Note 7)	$136
Paid-in capital in excess of par value	200,640,259
Total distributable earnings (loss)	37,087,277
Total Net Assets	$237,727,672

See Notes to Financial Statements.

14	QS International Equity Fund 2021 Semi-Annual Report

Net Assets:
Class A	$28,393,822
Class A2	$1,117,815
Class C	$3,767,615
Class FI	$3,035,208
Class R	$3,396,428
Class I	$15,462,533
Class IS	$182,554,251

Shares Outstanding:
Class A	1,676,601
Class A2	66,378
Class C	218,404
Class FI	171,473
Class R	192,874
Class I	874,985
Class IS	10,353,333

Net Asset Value:
Class A (and redemption price)	$16.94
Class A2 (and redemption price)	$16.84
Class C*	$17.25
Class FI (and redemption price)	$17.70
Class R (and redemption price)	$17.61
Class I (and redemption price)	$17.67
Class IS (and redemption price)	$17.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$17.97
Class A2 (based on maximum initial sales charge of 5.75%)	$17.87

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$3,009,611
Interest	2,758
Less: Foreign taxes withheld	(389,433)
Total Investment Income	2,622,936

Expenses:
Investment management fee (Note 2)	894,711
Service and/or distribution fees (Notes 2 and 5)	68,206
Registration fees	49,225
Transfer agent fees (Note 5)	44,469
Fund accounting fees	39,231
Audit and tax fees	22,975
Custody fees	16,839
Trustees’ fees	15,338
Legal fees	12,065
Shareholder reports	6,879
Insurance	1,817
Interest expense	130
Miscellaneous expenses	8,464
Total Expenses	1,180,349
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(57,744)
Net Expenses	1,122,605
Net Investment Income	1,500,331

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	7,876,080
Foreign currency transactions	16,093
Net Realized Gain	7,892,173
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	37,142,093	†
Foreign currencies	(24,445)
Change in Net Unrealized Appreciation (Depreciation)	37,117,648
Net Gain on Investments and Foreign Currency Transactions	45,009,821
Increase in Net Assets From Operations	$46,510,152

†	Net of change in accrued foreign capital gains tax of $47,453.

See Notes to Financial Statements.

16	QS International Equity Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$1,500,331	$4,282,501
Net realized gain (loss)	7,892,173	(11,262,077)
Change in net unrealized appreciation (depreciation)	37,117,648	(2,364,745)
Increase (Decrease) in Net Assets From Operations	46,510,152	(9,344,321)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,150,005)	(6,254,857)
Decrease in Net Assets From Distributions to Shareholders	(4,150,005)	(6,254,857)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,211,841	72,499,948
Reinvestment of distributions	3,950,012	5,913,323
Cost of shares repurchased	(37,113,868)	(56,597,049)
Increase (Decrease) in Net Assets From Fund Share Transactions	(27,952,015)	21,816,222
Increase in Net Assets	14,408,132	6,217,044

Net Assets:
Beginning of period	223,319,540	217,102,496
End of period	$237,727,672	$223,319,540

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.16	$14.86	$16.03	$16.43	$13.98	$13.69

Income (loss) from operations:
Net investment income	0.08	0.21	0.36	0.31	0.26	0.24
Net realized and unrealized gain (loss)	2.94	(0.55)	(1.18)	(0.29)	2.50	0.33
Total income (loss) from operations	3.02	(0.34)	(0.82)	0.02	2.76	0.57

Less distributions from:
Net investment income	(0.24)	(0.28)	(0.35)	(0.42)	(0.31)	(0.28)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.24)	(0.36)	(0.35)	(0.42)	(0.31)	(0.28)

Net asset value, end of period	$16.94	$14.16	$14.86	$16.03	$16.43	$13.98
Total return[3]	21.45%	(2.44)%	(5.00)%	0.10%	20.16%	4.09%

Net assets, end of period (000s)	$28,394	$25,030	$28,031	$11,678	$12,308	$7,442

Ratios to average net assets:
Gross expenses	1.28%[4]	1.30%	1.36%[5]	1.34%[5]	1.24%	1.28%[5]
Net expenses[6]	1.23 [4,7]	1.24 [7]	1.27 [5,7]	1.29 [5,7]	1.20 [7]	1.28 [5]
Net investment income	1.01 [4]	1.45	2.46	1.90	1.76	1.76

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	QS International Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$14.07	$14.76	$15.94	$16.35	$13.98	$13.60

Income (loss) from operations:
Net investment income	0.06	0.17	0.30	0.33	0.28	0.09
Net realized and unrealized gain (loss)	2.92	(0.54)	(1.14)	(0.34)	2.45	0.29
Total income (loss) from operations	2.98	(0.37)	(0.84)	(0.01)	2.73	0.38

Less distributions from:
Net investment income	(0.21)	(0.24)	(0.34)	(0.40)	(0.36)	—
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.21)	(0.32)	(0.34)	(0.40)	(0.36)	—

Net asset value, end of period	$16.84	$14.07	$14.76	$15.94	$16.35	$13.98
Total return[4]	21.28%	(2.68)%	(5.15)%	(0.10)%	20.06%	2.79%

Net assets, end of period (000s)	$1,118	$1,113	$1,189	$1,098	$428	$123

Ratios to average net assets:
Gross expenses	1.46%[5]	1.54%	1.58%[6]	1.57%[6]	1.47%	1.13%[5]
Net expenses[7]	1.41 [5,8]	1.47 [8]	1.48 [6,8]	1.50 [6,8]	1.43 [8]	1.13 [5]
Net investment income	0.76 [5]	1.21	2.07	2.02	1.88	2.06 [5]

Portfolio turnover rate	14%	49%	50%	27%	49%[9]	71%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period May 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended September 30, 2016.

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.35	$14.90	$16.02	$16.40	$13.94	$13.61

Income (loss) from operations:
Net investment income	0.01	0.08	0.18	0.18	0.13	0.14
Net realized and unrealized gain (loss)	2.98	(0.55)	(1.08)	(0.29)	2.51	0.32
Total income (loss) from operations	2.99	(0.47)	(0.90)	(0.11)	2.64	0.46

Less distributions from:
Net investment income	(0.09)	—	(0.22)	(0.27)	(0.18)	(0.13)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.09)	(0.08)	(0.22)	(0.27)	(0.18)	(0.13)

Net asset value, end of period	$17.25	$14.35	$14.90	$16.02	$16.40	$13.94
Total return[3]	20.92%	(3.14)%	(5.60)%	(0.72)%	19.17%	3.36%

Net assets, end of period (000s)	$3,768	$3,955	$7,971	$31,696	$38,169	$40,766

Ratios to average net assets:
Gross expenses	2.10%[4]	2.05%	2.11%[5]	2.10%[5]	2.12%[5]	2.11%[5]
Net expenses[6,7]	2.05 [4]	1.99	2.00 [5]	2.05 [5]	2.05 [5]	2.05 [5]
Net investment income	0.07 [4]	0.55	1.25	1.08	0.88	1.03

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	QS International Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.77	$15.48	$16.65	$17.05	$14.50	$14.16

Income (loss) from operations:
Net investment income	0.07	0.20	0.32	0.30	0.26	0.24
Net realized and unrealized gain (loss)	3.07	(0.57)	(1.17)	(0.28)	2.59	0.34
Total income (loss) from operations	3.14	(0.37)	(0.85)	0.02	2.85	0.58

Less distributions from:
Net investment income	(0.21)	(0.26)	(0.32)	(0.42)	(0.30)	(0.24)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.21)	(0.34)	(0.32)	(0.42)	(0.30)	(0.24)

Net asset value, end of period	$17.70	$14.77	$15.48	$16.65	$17.05	$14.50
Total return[3]	21.41%	(2.49)%	(5.04)%	0.08%	20.12%	4.06%

Net assets, end of period (000s)	$3,035	$3,639	$4,826	$6,540	$8,469	$6,542

Ratios to average net assets:
Gross expenses	1.33%[4]	1.33%	1.38%[5]	1.35%[5]	1.33%[5]	1.31%[5]
Net expenses[6,7]	1.29 [4]	1.27	1.28 [5]	1.30 [5]	1.28 [5]	1.29 [5]
Net investment income	0.86 [4]	1.36	2.12	1.74	1.69	1.72

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.69	$15.38	$16.57	$17.00	$14.47	$14.17

Income (loss) from operations:
Net investment income	0.05	0.16	0.29	0.31	0.28	0.22
Net realized and unrealized gain (loss)	3.05	(0.56)	(1.18)	(0.33)	2.53	0.32
Total income (loss) from operations	3.10	(0.40)	(0.89)	(0.02)	2.81	0.54

Less distributions from:
Net investment income	(0.18)	(0.21)	(0.30)	(0.41)	(0.28)	(0.24)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.18)	(0.29)	(0.30)	(0.41)	(0.28)	(0.24)

Net asset value, end of period	$17.61	$14.69	$15.38	$16.57	$17.00	$14.47
Total return[3]	21.22%	(2.77)%	(5.23)%	(0.14)%	19.79%	3.83%

Net assets, end of period (000s)	$3,396	$3,199	$4,228	$4,971	$3,228	$539

Ratios to average net assets:
Gross expenses	1.60%[4]	1.65%[5]	1.64%[5]	1.65%[5]	1.64%[5]	1.68%[5]
Net expenses[6,7]	1.55 [4]	1.55 [5]	1.55 [5]	1.55 [5]	1.54 [5]	1.55 [5]
Net investment income	0.65 [4]	1.10	1.93	1.80	1.76	1.58

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS International Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.78	$15.49	$16.68	$17.06	$14.52	$14.18

Income (loss) from operations:
Net investment income	0.08	0.25	0.39	0.39	0.31	0.31
Net realized and unrealized gain (loss)	3.09	(0.56)	(1.19)	(0.32)	2.58	0.33
Total income (loss) from operations	3.17	(0.31)	(0.80)	0.07	2.89	0.64

Less distributions from:
Net investment income	(0.28)	(0.32)	(0.39)	(0.45)	(0.35)	(0.30)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.28)	(0.40)	(0.39)	(0.45)	(0.35)	(0.30)

Net asset value, end of period	$17.67	$14.78	$15.49	$16.68	$17.06	$14.52
Total return[3]	21.58%	(2.21)%	(4.62)%	0.41%	20.44%	4.54%

Net assets, end of period (000s)	$15,463	$21,116	$25,660	$26,068	$23,554	$22,455

Ratios to average net assets:
Gross expenses	1.03%[4]	1.04%[5]	1.05%[5]	1.03%	1.02%	0.97%
Net expenses[6,7]	0.95 [4]	0.95 [5]	0.95 [5]	0.95	0.95	0.95
Net investment income	1.02 [4]	1.72	2.58	2.27	2.01	2.19

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2021 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.76	$15.46	$16.66	$17.04	$14.50	$14.16

Income (loss) from operations:
Net investment income	0.11	0.29	0.37	0.40	0.32	0.31
Net realized and unrealized gain (loss)	3.05	(0.58)	(1.16)	(0.31)	2.59	0.34
Total income (loss) from operations	3.16	(0.29)	(0.79)	0.09	2.91	0.65

Less distributions from:
Net investment income	(0.29)	(0.33)	(0.41)	(0.47)	(0.37)	(0.31)
Net realized gains	—	(0.08)	—	—	—	—
Total distributions	(0.29)	(0.41)	(0.41)	(0.47)	(0.37)	(0.31)

Net asset value, end of period	$17.63	$14.76	$15.46	$16.66	$17.04	$14.50
Total return[3]	21.61%	(2.06)%	(4.57)%	0.50%	20.59%	4.63%

Net assets, end of period (millions)	$183	$165	$145	$216	$218	$287

Ratios to average net assets:
Gross expenses	0.90%[4]	0.91%[5]	0.92%[5]	0.90%[5]	0.89%[5]	0.87%
Net expenses[6,7]	0.85 [4]	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]	0.85
Net investment income	1.37 [4]	1.95	2.43	2.32	2.10	2.23

Portfolio turnover rate	14%	49%	50%	27%	49%[8]	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS International Equity Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

QS International Equity Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26	QS International Equity Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$1,032,600	$11,337,648	—	$12,370,248
Consumer Discretionary	4,575,941	28,995,052	—	33,570,993
Consumer Staples	2,660,825	16,614,369	—	19,275,194
Financials	2,994,808	40,022,416	—	43,017,224
Health Care	1,554,269	21,639,947	—	23,194,216
Industrials	771,080	37,060,181	—	37,831,261
Information Technology	3,175,364	20,479,652	—	23,655,016
Materials	541,483	20,718,744	—	21,260,227
Other Common Stocks	—	19,391,848	—	19,391,848
Preferred Stocks	—	847,686	—	847,686
Rights	—	155	—	155
Total Long-Term Investments	17,306,370	217,107,698	—	234,414,068
Short-Term Investments†	1,503,601	—	—	1,503,601
Total Investments	$18,809,971	$217,107,698	—	$235,917,669

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

QS International Equity Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

28	QS International Equity Fund 2021 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2021, there were $47,453 of capital gains tax liabilities accrued on unrealized gains.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend

QS International Equity Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $57,744.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2021	—	—	$9,874	$2,834	$4,254	$19,902	$113,587
Expires September 30, 2022	$17,482	$1,134	20,986	4,773	4,227	24,980	122,663
Expires September 30, 2023	16,024	696	3,461	2,686	3,532	21,939	110,350
Expires September 30, 2024	6,067	261	954	747	886	7,958	40,866
Total fee waivers/ expense reimbursements subject to recapture	$39,573	$2,091	$35,275	$11,040	$12,899	$74,779	$387,466

For the six months ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2

30	QS International Equity Fund 2021 Semi-Annual Report

shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$32	$411	—
CDSCs	—	—	$24

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 73% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$32,174,496
Sales	63,946,660

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$195,463,805	$50,659,748	$(10,205,884)	$40,453,864

4. Derivative instruments and hedging activities

During the six months ended March 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of

QS International Equity Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$33,846	†	$17,645
Class A2	1,444		1,811
Class C	20,357		4,111
Class FI	4,122	†	3,125
Class R	8,437		3,497
Class I	—		13,641
Class IS	—		639
Total	$68,206		$44,469

†

Amounts shown are exclusive of expense reimbursements. For the six months ended March 31, 2021, the service and/or distribution fees reimbursed amounted to $4 and $1 for Class A and Class FI shares, respectively.

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,071
Class A2	261
Class C	954
Class FI	748
Class R	886
Class I	7,958
Class IS	40,866
Total	$57,744

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$413,626	$526,015
Class A2	16,029	19,598
Class C	25,224	—
Class FI	46,123	80,564
Class R	38,438	52,155
Class I	367,153	533,074
Class IS	3,243,412	3,788,605
Total	$4,150,005	$5,000,011

32	QS International Equity Fund 2021 Semi-Annual Report

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Realized Gains:
Class A	—	$144,045
Class A2	—	6,371
Class C	—	37,733
Class FI	—	24,099
Class R	—	19,755
Class I	—	131,359
Class IS	—	891,484
Total	—	$1,254,846

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	60,006	$972,027	207,785	$2,922,216
Shares issued on reinvestment	25,571	400,189	42,962	652,591
Shares repurchased	(176,652)	(2,806,679)	(368,990)	(5,243,240)
Net decrease	(91,075)	$(1,434,463)	(118,243)	$(1,668,433)

Class A2
Shares sold	6,703	$106,158	20,440	$285,948
Shares issued on reinvestment	1,029	16,029	1,718	25,969
Shares repurchased	(20,503)	(327,352)	(23,549)	(312,246)
Net decrease	(12,771)	$(205,165)	(1,391)	$(329)

Class C
Shares sold	3,292	$52,240	17,390	$243,278
Shares issued on reinvestment	1,543	24,665	2,392	37,053
Shares repurchased	(62,025)	(1,027,116)	(279,271)	(4,036,188)
Net decrease	(57,190)	$(950,211)	(259,489)	$(3,755,857)

Class FI
Shares sold	1,384	$22,209	37,391	$516,760
Shares issued on reinvestment	2,742	44,863	6,440	102,138
Shares repurchased	(78,952)	(1,276,616)	(109,344)	(1,469,005)
Net decrease	(74,826)	$(1,209,544)	(65,513)	$(850,107)

QS International Equity Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class R
Shares sold	9,121	$149,740	37,264	$516,401
Shares issued on reinvestment	2,360	38,438	4,552	71,910
Shares repurchased	(36,362)	(605,279)	(98,999)	(1,386,441)
Net decrease	(24,881)	$(417,101)	(57,183)	$(798,130)

Class I
Shares sold	69,512	$1,131,081	388,093	$5,662,103
Shares issued on reinvestment	11,184	182,416	21,717	343,573
Shares repurchased	(634,299)	(10,791,108)	(638,215)	(9,153,782)
Net decrease	(553,603)	$(9,477,611)	(228,405)	$(3,148,106)

Class IS
Shares sold	173,424	$2,778,386	3,933,126	$62,353,242
Shares issued on reinvestment	199,349	3,243,412	296,584	4,680,089
Shares repurchased	(1,218,474)	(20,279,718)	(2,422,208)	(34,996,147)
Net increase (decrease)	(845,701)	$(14,257,920)	1,807,502	$32,037,184

8. Deferred capital losses

As of September 30, 2020, the Fund had deferred capital losses of $12,283,332, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

34	QS International Equity Fund 2021 Semi-Annual Report

QS

International Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS International Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 5/21 SR21-4142

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 24, 2021